Balances and Transactions in Foreign Currencies - Exchange Rates (Details)	Apr. 17, 2026 $ / € $ / $	Dec. 31, 2025 $ / € $ / $	Dec. 31, 2024 $ / $ $ / €
Disclosure of exchange rates [Line Items]
Exchange rate		18.0057
Abnormally large changes in asset prices or foreign exchange rates
Disclosure of exchange rates [Line Items]
Exchange rate	17.2380
U.S. dollars
Disclosure of exchange rates [Line Items]
Exchange rate		17.9667	20.2683
U.S. dollars | Abnormally large changes in asset prices or foreign exchange rates
Disclosure of exchange rates [Line Items]
Exchange rate	17.2380
Euros
Disclosure of exchange rates [Line Items]
Exchange rate | $ / €		21.1469	21.5241
Euros | Abnormally large changes in asset prices or foreign exchange rates
Disclosure of exchange rates [Line Items]
Exchange rate | $ / €	20.3393